Subsequent Events (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent events
Expected Pre Tax Gain On Sale of Investment	€ (809,003,000)	€ (25,763,000)	€ (13,543,000)
Purchase Of Treasury Shares sub event	€ 1,000,000,000